Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Keeley Funds, Inc.
Entity Central Index Key	0001324203
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
C000105122
Shareholder Report [Line Items]
Fund Name	Keeley Gabelli Mid Cap Dividend Fund
Class Name	Class A
Trading Symbol	KMDVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Keeley Gabelli Mid Cap Dividend Fund - Class A (the "Fund") for the period of October 1, 2025 to March 31, 2026. The Fund seeks to provide long term capital appreciation and current income through investments in equity securities with a small market capitalization and that currently pay, or are reasonably expected to pay, dividends to shareholders.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://gabelli.com/ticker/KMDVX/. You can also request this information by contacting us at (800) 422-3554.
Additional Information Phone Number	(800) 422-3554
Additional Information Website	https://gabelli.com/ticker/KMDVX/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Keeley Gabelli Mid Cap Dividend Fund - Class A	$61	1.20%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.20%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Average Annual Return [Table Text Block]
Table Summary
	6 months	1 Year	5 Year	10 Year
Keeley Gabelli Mid Cap Dividend Fund - Class A	2.90%	16.68%	8.68%	9.86%
Keeley Gabelli Mid Cap Dividend Fund - Class A (includes sales charge)	(1.72)%	11.44%	7.68%	9.36%
Russell 1000 Index	(1.87)%	17.74%	11.34%	13.97%
Russell Midcap Value Index	5.16%	17.62%	7.94%	9.75%

AssetsNet	$ 118,174,307
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 403,218
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$118,174,307 Number of Portfolio Holdings81 Portfolio Turnover Rate4% Management Fees$403,218
Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Allison Transmission Holdings Inc.	2.4%
UGI Corp.	2.4%
Jabil Inc.	2.1%
Franco-Nevada Corp.	2.1%
Oshkosh Corp.	2.1%
nVent Electric plc	2.1%
NRG Energy Inc.	1.9%
Regal Rexnord Corp.	1.9%
The Ensign Group Inc.	1.8%
Southwest Gas Holdings Inc.	1.7%

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	98.4%
U.S. Government Obligations	1.7%
Other Assets and Liabilities (Net)	(0.1)%

Material Fund Change [Text Block]
C000105123
Shareholder Report [Line Items]
Fund Name	Keeley Gabelli Mid Cap Dividend Fund
Class Name	Class I
Trading Symbol	KMDIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Keeley Gabelli Mid Cap Dividend Fund - Class I (the "Fund") for the period of October 1, 2025 to March 31, 2026. The Fund seeks to provide long term capital appreciation and current income through investments in equity securities with a small market capitalization and that currently pay, or are reasonably expected to pay, dividends to shareholders.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://gabelli.com/ticker/KMDIX/. You can also request this information by contacting us at (800) 422-3554.
Additional Information Phone Number	(800) 422-3554
Additional Information Website	https://gabelli.com/ticker/KMDIX/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Keeley Gabelli Mid Cap Dividend Fund - Class I	$48	0.95%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Average Annual Return [Table Text Block]
Table Summary
	6 months	1 Year	5 Year	10 Year
Keeley Gabelli Mid Cap Dividend Fund - Class I	3.04%	17.01%	8.96%	10.14%
Russell 1000 Index	(1.87)%	17.74%	11.34%	13.97%
Russell Midcap Value Index	5.16%	17.62%	7.94%	9.75%

AssetsNet	$ 118,174,307
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 403,218
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$118,174,307 Number of Portfolio Holdings81 Portfolio Turnover Rate4% Management Fees$403,218
Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Allison Transmission Holdings Inc.	2.4%
UGI Corp.	2.4%
Jabil Inc.	2.1%
Franco-Nevada Corp.	2.1%
Oshkosh Corp.	2.1%
nVent Electric plc	2.1%
NRG Energy Inc.	1.9%
Regal Rexnord Corp.	1.9%
The Ensign Group Inc.	1.8%
Southwest Gas Holdings Inc.	1.7%

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	98.4%
U.S. Government Obligations	1.7%
Other Assets and Liabilities (Net)	(0.1)%

Material Fund Change [Text Block]
C000080997
Shareholder Report [Line Items]
Fund Name	Keeley Gabelli Small Cap Dividend Fund
Class Name	Class A
Trading Symbol	KSDVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Keeley Gabelli Small Cap Dividend Fund - Class A (the "Fund") for the period of October 1, 2025 to March 31, 2026. The Fund seeks to provide long term capital appreciation and current income through investments in equity securities with a small market capitalization and that currently pay, or are reasonably expected to pay, dividends to shareholders.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://gabelli.com/ticker/KSDVX/. You can also request this information by contacting us at (800) 422-3554.
Additional Information Phone Number	(800) 422-3554
Additional Information Website	https://gabelli.com/ticker/KSDVX/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Keeley Gabelli Small Cap Dividend Fund - Class A	$67	1.29%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.29%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Average Annual Return [Table Text Block]
Table Summary
	6 months	1 Year	5 Year	10 Year
Keeley Gabelli Small Cap Dividend Fund - Class A	6.94%	20.49%	7.36%	9.08%
Keeley Gabelli Small Cap Dividend Fund - Class A (includes sales charge)	2.11%	15.08%	6.38%	8.58%
Russell 2000 Index	3.10%	25.72%	3.77%	9.88%
Russell 2000 Value Index	8.37%	28.09%	5.79%	9.61%

AssetsNet	$ 262,643,833
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 999,402
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$262,643,833 Number of Portfolio Holdings79 Portfolio Turnover Rate5% Management Fees$999,402
Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
TechnipFMC plc	3.2%
Primoris Services Corp.	2.8%
Wintrust Financial Corp.	2.6%
Victory Capital Holdings Inc.	2.3%
The Ensign Group Inc.	2.3%
Outfront Media Inc.	2.1%
CareTrust REIT Inc.	2.1%
OR Royalties Inc.	2.1%
Spectrum Brands Holdings Inc.	2.1%
First Bancorp/Southern Pines NC	1.9%

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	98.3%
U.S. Government Obligations	1.8%
Other Assets and Liabilities (Net)	(0.1)%

Material Fund Change [Text Block]
C000080998
Shareholder Report [Line Items]
Fund Name	Keeley Gabelli Small Cap Dividend Fund
Class Name	Class I
Trading Symbol	KSDIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Keeley Gabelli Small Cap Dividend Fund - Class I (the "Fund") for the period of October 1, 2025 to March 31, 2026. The Fund seeks to provide long term capital appreciation and current income through investments in equity securities with a small market capitalization and that currently pay, or are reasonably expected to pay, dividends to shareholders.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://gabelli.com/ticker/KSDIX/. You can also request this information by contacting us at (800) 422-3554.
Additional Information Phone Number	(800) 422-3554
Additional Information Website	https://gabelli.com/ticker/KSDIX/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Keeley Gabelli Small Cap Dividend Fund - Class I	$54	1.04%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.04%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Average Annual Return [Table Text Block]
Table Summary
	6 months	1 Year	5 Year	10 Year
Keeley Gabelli Small Cap Dividend Fund - Class I	7.08%	20.79%	7.63%	9.36%
Russell 2000 Index	3.10%	25.72%	3.77%	9.88%
Russell 2000 Value Index	8.37%	28.09%	5.79%	9.61%

AssetsNet	$ 262,643,833
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 999,402
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$262,643,833 Number of Portfolio Holdings79 Portfolio Turnover Rate5% Management Fees$999,402
Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
TechnipFMC plc	3.2%
Primoris Services Corp.	2.8%
Wintrust Financial Corp.	2.6%
Victory Capital Holdings Inc.	2.3%
The Ensign Group Inc.	2.3%
Outfront Media Inc.	2.1%
CareTrust REIT Inc.	2.1%
OR Royalties Inc.	2.1%
Spectrum Brands Holdings Inc.	2.1%
First Bancorp/Southern Pines NC	1.9%

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	98.3%
U.S. Government Obligations	1.8%
Other Assets and Liabilities (Net)	(0.1)%

Material Fund Change [Text Block]
C000051528
Shareholder Report [Line Items]
Fund Name	Keeley Gabelli SMID Cap Value Fund
Class Name	Class A
Trading Symbol	KSMVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Keeley Gabelli SMID Cap Value Fund - Class A (the "Fund") for the period of October 1, 2025 to March 31, 2026. The Fund seeks to provide long term capital appreciation and current income through investments in equity securities with a small market capitalization and that currently pay, or are reasonably expected to pay, dividends to shareholders.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://gabelli.com/ticker/KSMVX/. You can also request this information by contacting us at (800) 422-3554.
Additional Information Phone Number	(800) 422-3554
Additional Information Website	https://gabelli.com/ticker/KSMVX/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Keeley Gabelli SMID Cap Value Fund - Class A	$71	1.39%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.39%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Average Annual Return [Table Text Block]
Table Summary
	6 months	1 Year	5 Year	10 Year
Keeley Gabelli SMID Cap Value Fund - Class A	5.88%	22.90%	8.15%	10.14%
Keeley Gabelli SMID Cap Value Fund - Class A (includes sales charge)	1.13%	17.37%	7.15%	9.63%
Russell 3000 Index	(1.65)%	18.09%	10.87%	13.72%
Russell 2500 Value Index	8.07%	25.43%	7.64%	9.87%

AssetsNet	$ 23,022,883
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 44,043
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$23,022,883 Number of Portfolio Holdings79 Portfolio Turnover Rate7% Management Fees$44,043
Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
TechnipFMC plc	3.0%
Spectrum Brands Holdings Inc.	2.4%
Outfront Media Inc.	2.4%
NRG Energy Inc.	2.1%
GXO Logistics Inc.	2.1%
OR Royalties Inc.	2.1%
The Ensign Group Inc.	2.0%
Popular Inc.	1.9%
nVent Electric plc	1.9%
Amentum Holdings Inc.	1.8%

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	98.7%
U.S. Government Obligations	1.2%
Other Assets and Liabilities (Net)	0.1%

Material Fund Change [Text Block]
C000053918
Shareholder Report [Line Items]
Fund Name	Keeley Gabelli SMID Cap Value Fund
Class Name	Class I
Trading Symbol	KSMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Keeley Gabelli SMID Cap Value Fund - Class I (the "Fund") for the period of October 1, 2025 to March 31, 2026. The Fund seeks to provide long term capital appreciation and current income through investments in equity securities with a small market capitalization and that currently pay, or are reasonably expected to pay, dividends to shareholders.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://gabelli.com/ticker/KSMIX/. You can also request this information by contacting us at (800) 422-3554.
Additional Information Phone Number	(800) 422-3554
Additional Information Website	https://gabelli.com/ticker/KSMIX/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Keeley Gabelli SMID Cap Value Fund - Class I	$59	1.14%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.14%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Average Annual Return [Table Text Block]
Table Summary
	6 months	1 Year	5 Year	10 Year
Keeley Gabelli SMID Cap Value Fund - Class I	5.94%	23.21%	8.43%	10.42%
Russell 3000 Index	(1.65)%	18.09%	10.87%	13.72%
Russell 2500 Value Index	8.07%	25.43%	7.64%	9.87%

AssetsNet	$ 23,022,883
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 44,043
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$23,022,883 Number of Portfolio Holdings79 Portfolio Turnover Rate7% Management Fees$44,043
Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
TechnipFMC plc	3.0%
Spectrum Brands Holdings Inc.	2.4%
Outfront Media Inc.	2.4%
NRG Energy Inc.	2.1%
GXO Logistics Inc.	2.1%
OR Royalties Inc.	2.1%
The Ensign Group Inc.	2.0%
Popular Inc.	1.9%
nVent Electric plc	1.9%
Amentum Holdings Inc.	1.8%

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	98.7%
U.S. Government Obligations	1.2%
Other Assets and Liabilities (Net)	0.1%

Material Fund Change [Text Block]